Taxation (Details) - GBP (£) £ in Millions		6 Months Ended
	Jul. 02, 2020	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
(Loss) profit before tax		£ (602)	£ 1,496	£ 2,897
UK corporation tax thereon at 19 per cent (2018:19 per cent)		114	(285)	(550)
Impact of surcharge on banking profits		44	(143)	(221)
Non-deductible costs: conduct charges		(11)	(267)	(103)
Non-deductible costs: bank levy			(43)
Other non-deductible costs		(40)	(82)	(39)
Non-taxable income		76	(5)	45
Tax Effect on Tax Relief on Coupons on Other Equity Instruments		44	42	47
Tax-exempt gains on disposals		3	92	10
Tax losses where no deferred tax recognised		(1)	6	12
Remeasurement of deferred tax due to rate changes		354	(20)	14
Differences in overseas tax rates		13	1	(15)
Policyholder tax		(23)	(29)	(38)
Policyholder deferred tax asset in respect of life assurance expenses			(53)
Adjustments in respect of prior years		48	71	166
Tax credit (expense)		£ 621	£ (715)	£ (672)
UK corporation tax rate		19.00%	19.00%	19.00%
Restriction on use of capital tax losses	50.00%
Forecast
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Reduction in deferred tax asset	£ 58
Deferred tax expense recognised in tax expense	44
Deferred tax expense recognised in other comprehensive income	£ 14